Subsequent Events (Details Narrative) - USD ($)							12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 24, 2025	Dec. 24, 2025	May 22, 2025	Mar. 07, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 28, 2025	Oct. 13, 2025	Sep. 30, 2025	Aug. 11, 2025	Jul. 31, 2025	May 31, 2025	May 27, 2025	May 16, 2025	May 05, 2025	Apr. 08, 2025	Apr. 01, 2025	Mar. 31, 2025	Mar. 25, 2025	Mar. 06, 2025	Feb. 05, 2025	Jan. 04, 2025	Oct. 31, 2023	Oct. 04, 2023	Sep. 09, 2023
Subsequent Event [Line Items]
Outstanding value							$ 2,500,000	$ 1,700,000
Trust account							3,270,000													$ 3,560,000					$ 130,000	$ 130,000	$ 130,000
Promissory note							4,445,458	$ 1,757,255
Business combination shares issued									280,395
Debt Instrument, Convertible, Conversion Price																						$ 10.00
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Advance received																						$ 60,000
Underwriting Agreement [Member]
Subsequent Event [Line Items]
Fee amount					$ 5,025,000
Deferred underwriting commission					4,025,000
Fee income					$ 1,000,000
Business combination shares issued					4,187,500								4,187,500
Subsequent Event [Member]
Subsequent Event [Line Items]
Outstanding loans						$ 2,000,000																$ 2,000,000
Deposits																	$ 60,000	$ 60,000
Trust account														$ 360,000		$ 120,000
Promissory note						1,000,000
Cash						$ 1,000,000
Debt Instrument, Convertible, Conversion Price						$ 10.00																$ 10.00
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Advance received																						$ 60,000
Subsequent Event [Member] | Three Tranches [Member]
Subsequent Event [Line Items]
Deposits																						60,000	$ 60,000	$ 60,000
Trust account																						$ 180,000	$ 180,000	$ 180,000
Subsequent Event [Member] | Public Gold Marketing Sdn Bhd [Member]
Subsequent Event [Line Items]
Outstanding loans			$ 1,000,000	$ 1,000,000		$ 1,000,000
Cash	$ 1,000,000		$ 1,000,000	$ 2,000,000		$ 2,000,000
Paid ordinary shares		$ 1,000,000
Outstanding value		$ 1,000,000
Subsequent Event [Member] | Underwriting Agreement [Member]
Subsequent Event [Line Items]
Fee amount					$ 5,025,000
Deferred underwriting commission					4,025,000
Fee income					$ 1,000,000
Business combination shares issued					4,187,500
Dr. Tham Seng Kong [Member]
Subsequent Event [Line Items]
Outstanding loans										$ 130,000		$ 250,000			$ 350,000						$ 300,000
Unpaid promissory note										1,020,000
Dr. Tham Seng Kong [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Outstanding loans										130,000
Unpaid promissory note										$ 1,020,000
Third Party [Member]
Subsequent Event [Line Items]
Promissory note											$ 720,000									$ 30,000
Third Party [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Amount withdrawn from promissory note																			$ 270,000
Promissory note																			$ 300,000